SCHEDULE OF PREFERRED STOCK ISSUED (Details) - Freight App Inc [Member] - shares	Dec. 31, 2021	Dec. 31, 2020
Total	12,928,610	12,162,748
Series A1-A Preferred Stock [Member]
Total	7,758,328	7,758,328
Series A2 Preferred Stock [Member]
Total	2,192,738	1,426,876
Series A1-B Preferred Stock [Member]
Total	2,977,544	2,977,544